FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring and Nonrecurring Basis
The following tables summarize the Company’s financial instruments as of December 31, 2025 and December 31, 2024:

	December 31, 2025
($ in thousands)	Level 1	Level 2	Level 3	Total
Financial Assets:
Loans receivable, short-term[1]	$—	$—	$1,119	$1,119
Loans receivable, long-term[1]	—	—	480	480
Investments[2]	33	—	600	633

Financial Liabilities:
Deferred and contingent consideration, short-term	$—	$—	$2,566	$2,566
Deferred and contingent consideration, long-term	—	—	5,815	5,815
Unsecured promissory note[3]	—	—	1,138	1,138
[1]Loans receivable, short-term and Loans receivable, long-term are included in “Other current assets” and “Other non-current assets” respectively, on the Consolidated Balance Sheets.
[2]Investments are included in “Other non-current assets” on the Consolidated Balance Sheets.
[3]Unsecured promissory note included in “Long-term notes and loans payable, net” on the Consolidated Balance Sheets.

	December 31, 2024
($ in thousands)	Level 1	Level 2	Level 3	Total
Financial Assets:
Loans receivable, short-term[1]	$—	$—	$—	$545
Loans receivable, long-term[1]	—	—	—	1,695
Investments[2]	53	—	600	653

Financial Liabilities:
Deferred and contingent consideration, short-term	$—	$—	$2,486	$2,486
Deferred and contingent consideration, long-term	—	—	7,736	7,736
[1]Loans receivable, short-term and Loans receivable, long-term are included in “Other current assets” and “Other non-current assets” respectively, on the Consolidated Balance Sheets.
[2]Investments are included in “Other non-current assets” on the Consolidated Balance Sheets.

Fair Value, Liabilities Measured on Recurring and Nonrecurring Basis
The following tables summarize the Company’s financial instruments as of December 31, 2025 and December 31, 2024:

	December 31, 2025
($ in thousands)	Level 1	Level 2	Level 3	Total
Financial Assets:
Loans receivable, short-term[1]	$—	$—	$1,119	$1,119
Loans receivable, long-term[1]	—	—	480	480
Investments[2]	33	—	600	633

Financial Liabilities:
Deferred and contingent consideration, short-term	$—	$—	$2,566	$2,566
Deferred and contingent consideration, long-term	—	—	5,815	5,815
Unsecured promissory note[3]	—	—	1,138	1,138
[1]Loans receivable, short-term and Loans receivable, long-term are included in “Other current assets” and “Other non-current assets” respectively, on the Consolidated Balance Sheets.
[2]Investments are included in “Other non-current assets” on the Consolidated Balance Sheets.
[3]Unsecured promissory note included in “Long-term notes and loans payable, net” on the Consolidated Balance Sheets.

	December 31, 2024
($ in thousands)	Level 1	Level 2	Level 3	Total
Financial Assets:
Loans receivable, short-term[1]	$—	$—	$—	$545
Loans receivable, long-term[1]	—	—	—	1,695
Investments[2]	53	—	600	653

Financial Liabilities:
Deferred and contingent consideration, short-term	$—	$—	$2,486	$2,486
Deferred and contingent consideration, long-term	—	—	7,736	7,736
[1]Loans receivable, short-term and Loans receivable, long-term are included in “Other current assets” and “Other non-current assets” respectively, on the Consolidated Balance Sheets.
[2]Investments are included in “Other non-current assets” on the Consolidated Balance Sheets.
The following is a summary of Loans receivable, long-term balances and valuation classifications (discussed further below) as of December 31, 2025 and December 31, 2024:

($ in thousands)	Valuation classification	December 31, 2025	December 31, 2024
Long-term loans receivable - Illinois Incubator, net of ECL	Amortized cost	$832	$829
Long-term loans receivable - Kurvana, net of ECL	Amortized cost	603	—
Long-term loans receivable - Kolaboration, net of ECL	Level 3 fair value	480	—
Long-term loans receivable - Spark’d, net of ECL	Amortized cost	—	866
Total Loans receivable, long-term		$1,915	$1,695

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table presents a roll-forward of the balance sheet amounts measured at fair value on a recurring basis and classified as Level 3. The classification of an item as Level 3 is based on inputs for assets or liabilities that are not based on observable market data.

Year Ended December 31, 2025
Level 3 Fair Value Measurements
($ in thousands)	Loans receivable, short-term	Loans receivable, long-term	Deferred and contingent consideration, short-term	Deferred and contingent consideration, long-term	Unsecured promissory note
Balance as of December 31, 2024	$—	$—	$2,486	$7,736	$—
Additions[1]	1,332	466	—	—	1,135
Change in fair value recorded in Other expense, net	—	14	(1,433)	342	3
Payments[2]	(213)	—	(750)	—	—
Other[3]	—	—	2,263	(2,263)	—
Balance as of December 31, 2025	$1,119	$480	$2,566	$5,815	$1,138
[1]See Note 10 “Acquisitions and Dispositions” for additional details on the Unsecured promissory note related to the Springfield dispensary acquisition.
[2]See Note 7 “Share Capital” for additional information of payments of contingent equity-based consideration.
[3]Other relates to reclassifications from long-term to short-term due to expected timing of payment. See Note 10 “Acquisitions and Dispositions” for additional details.

Year Ended December 31, 2024
Level 3 Fair Value Measurements
($ in thousands)	Deferred and contingent consideration, short-term	Deferred and contingent consideration, long-term
Balance as of December 31, 2023	$—	$6,577
Additions[1]	—	2,304
Change in fair value recorded in Other expense, net	40	1,301
Other[2]	2,446	(2,446)
Balance as of December 31, 2024	$2,486	$7,736
[1]See Note 10 “Acquisitions and Dispositions” for additional details related to the Keystone contingent consideration.
[2]Other relates to reclassifications from long-term to short-term due to expected timing of payment. See Note 10 “Acquisitions and Dispositions” for additional details.

Fair Value Measurement Inputs and Valuation Techniques
The following table presents information about the significant unobservable inputs for financial assets and liabilities measured at fair value:

Financial asset	Valuation techniques	Significant unobservable inputs	Relationship of unobservable inputs to fair value
Loans receivable	Discounted cash flow	1) Discount Rate	Increase or decrease in the discount rate will result in a lower or higher fair value, respectively.

Financial liabilities	Valuation techniques	Significant unobservable inputs	Relationship of unobservable inputs to fair value
Deferred consideration	Discounted cash flow	1) Expected future cash flows	Increase or decrease in expected future cash flows will result in an increase or decrease in fair value.
		2) Discount rate	Increase or decrease in the discount rate will result in a lower or higher fair value, respectively.
Contingent consideration	Discounted cash flow	1) Probability and timing of consideration payment	Increase or decrease in probability of consideration payment and earlier or later timing of payment will result in an increase or decrease in fair value.
		2) Discount rate	Increase or decrease in the discount rate will result in a lower or higher fair value, respectively.
Unsecured promissory note	Discounted cash flow	1) Discount Rate	Increase or decrease in the discount rate will result in a lower or higher fair value, respectively.

Accounts Receivable, Allowance for Credit Loss
The Company’s summary of activity for allowance for expected credit losses for the years ended December 31, 2025 and 2024 was as follows:

($ in thousands)	2025	2024
Balance at January 1	$8,308	$7,964
Provision (recovery) expense	(994)	781
Write-offs	(2,293)	(437)
Balance at December 31	$5,021	$8,308